Debt - Narrative (Details) - USD ($)			1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2022	Oct. 06, 2021	May 31, 2022	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 13, 2022	Dec. 31, 2021	Dec. 31, 2017	Jul. 12, 2016
Debt Instrument
Outstanding amount						$ 3,115,000,000		$ 3,115,000,000						$ 3,050,000,000
Loss on extinguishment of debt, net			$ 3,600,000			3,615,000	$ 0	3,615,000	$ 0
Deferred financing costs								7,154,000	0
Healthcare Trust of America Holdings, LP (HTALP)
Debt Instrument
Loss on extinguishment of debt, net						3,615,000	$ 0	3,615,000	0
Deferred financing costs								7,154,000	$ 0
Term Loan Agreement
Debt Instrument
Outstanding amount			1,125,000,000										$ 1,125,000,000
Term Loan Facility
Debt Instrument
Debt financing cost			$ 1,800,000										1,800,000
Unsecured term loans
Debt Instrument
Line of credit facility, borrowing capacity		$ 300,000,000
Outstanding amount						500,000,000		$ 500,000,000						500,000,000
Unsecured term loans | Base Rate
Debt Instrument
Basis spread on variable rate								0.50%
Unsecured term loans | Fed Funds Effective Rate Overnight Index Swap Rate
Debt Instrument
Basis spread on variable rate								1.00%
Unsecured term loans | SOFR
Debt Instrument
Basis spread on variable rate								0.10%
Unsecured term loans | $300.0 Million Unsecured Term Loan due 2023
Debt Instrument
Basis spread on variable rate								0.95%
Debt issuance costs						1,800,000		$ 1,800,000
Outstanding amount						$ 300,000,000		$ 300,000,000
Weighted average interest rate with interest rate swap impact						2.37%		2.37%
Unsecured term loans | $300.0 Million Unsecured Term Loan due 2023 | Healthcare Trust of America Holdings, LP (HTALP)
Debt Instrument
Outstanding amount						$ 300,000,000		$ 300,000,000
Unsecured term loans | $300.0 Million Unsecured Term Loan due 2023 | LIBOR | Minimum
Debt Instrument
Basis spread on variable rate								0.80%
Unsecured term loans | $300.0 Million Unsecured Term Loan due 2023 | LIBOR | Maximum
Debt Instrument
Basis spread on variable rate								1.60%
Unsecured term loans | $200.0 Million Unsecured Term Loan due 2024 | Healthcare Trust of America Holdings, LP (HTALP)
Debt Instrument
Basis spread on variable rate								1.00%				65.00%
Outstanding amount						$ 200,000,000		$ 200,000,000
Weighted average interest rate with interest rate swap impact						2.32%		2.32%
Debt instrument, face amount						$ 200,000,000.0		$ 200,000,000.0				$ 200,000,000
Unsecured term loans | $200.0 Million Unsecured Term Loan due 2024 | LIBOR | Minimum | Healthcare Trust of America Holdings, LP (HTALP)
Debt Instrument
Basis spread on variable rate								0.75%
Unsecured term loans | $200.0 Million Unsecured Term Loan due 2024 | LIBOR | Maximum | Healthcare Trust of America Holdings, LP (HTALP)
Debt Instrument
Basis spread on variable rate								1.65%
Unsecured term loans | Term Loan Facility
Debt Instrument
Line of credit facility, borrowing capacity													$ 1,125,000,000
Unsecured senior notes
Debt Instrument
Outstanding amount						2,550,000,000		$ 2,550,000,000						2,550,000,000
Extinguishment of debt								700,000,000
Loss on extinguishment of debt, net											$ 18,300,000
Unsecured senior notes | $600.0 Million Unsecured Senior Notes due 2026 | Healthcare Trust of America Holdings, LP (HTALP)
Debt Instrument
Outstanding amount						600,000,000		600,000,000
Debt instrument, face amount						600,000,000.0		600,000,000.0
Debt instrument, stated interest rate					3.50%
Unsecured senior notes | $650.0 Million Unsecured Senior Notes | Healthcare Trust of America Holdings, LP (HTALP)
Debt Instrument
Debt instrument, face amount					$ 650,000,000	650,000,000		650,000,000
Debt instrument, stated interest rate					3.10%
Debt instrument, percentage of principal amount received					99.66%
Debt instrument, effective interest rate					3.14%
Proceeds from issuance of debt								900,000,000
Unsecured senior notes | $250.0 Million Unsecured Senior Notes | Healthcare Trust of America Holdings, LP (HTALP)
Debt Instrument
Proceeds from unsecured senior notes					$ 250,000,000
Debt instrument, percentage of principal amount received					99.72%
Debt instrument, effective interest rate					3.53%
Unsecured senior notes | $350.0 Million Unsecured Senior Notes | Healthcare Trust of America Holdings, LP (HTALP)
Debt Instrument
Debt instrument, face amount																$ 350,000,000
Debt instrument, percentage of principal amount received					103.66%
Debt instrument, effective interest rate					2.89%
Unsecured senior notes | $500.0 Million Unsecured Senior Notes due 2027 | Healthcare Trust of America Holdings, LP (HTALP)
Debt Instrument
Outstanding amount						500,000,000		500,000,000
Debt instrument, face amount						500,000,000.0		500,000,000.0							$ 500,000,000
Debt instrument, stated interest rate															3.75%
Debt instrument, percentage of principal amount received															99.49%
Debt instrument, effective interest rate															3.81%
Unsecured senior notes | $800.0 Million Unsecured Senior Notes due 2031 | Healthcare Trust of America Holdings, LP (HTALP)
Debt Instrument
Debt instrument, face amount						800,000,000		800,000,000
Proceeds from unsecured senior notes				$ 800,000,000
Debt instrument, stated interest rate				2.00%
Debt instrument, percentage of principal amount received				99.20%
Debt instrument, effective interest rate				2.09%
Extinguishment of debt				$ 300,000,000
Loss on extinguishment of debt, net										$ 24,700,000
Deferred financing costs				$ 6,800,000
Unsecured revolving credit facility
Debt Instrument
Unsecured revolving credit facility						65,000,000		65,000,000						$ 0
Unsecured revolving credit facility | Healthcare Trust of America Holdings, LP (HTALP)
Debt Instrument
Conditional maximum borrowing capacity						2,050,000,000.00		2,050,000,000.00
Maximum borrowing capacity, conditional increase						750,000,000		$ 750,000,000
Basis spread on variable rate								0.85%
Line of credit facility, commitment fee								0.20%
Debt issuance costs						6,200,000		$ 6,200,000
Unsecured revolving credit facility						$ 65,000,000		$ 65,000,000
Unsecured revolving credit facility | Line of Credit
Debt Instrument
Line of credit facility, borrowing capacity		$ 1,000,000,000
Unsecured revolving credit facility | Line of Credit | Minimum
Debt Instrument
Basis spread on variable rate		0.80%
Line of credit facility, commitment fee		0.125%
Unsecured revolving credit facility | Line of Credit | Maximum
Debt Instrument
Basis spread on variable rate		1.60%
Line of credit facility, commitment fee		0.30%
Unsecured revolving credit facility | Line of Credit | LIBOR | Minimum
Debt Instrument
Basis spread on variable rate		0.725%
Unsecured revolving credit facility | Line of Credit | LIBOR | Maximum
Debt Instrument
Basis spread on variable rate		1.40%
Unsecured revolving credit facility | Line of Credit | Fed Funds Effective Rate Overnight Index Swap Rate | Minimum
Debt Instrument
Basis spread on variable rate		0.00%
Unsecured revolving credit facility | Line of Credit | Fed Funds Effective Rate Overnight Index Swap Rate | Maximum
Debt Instrument
Basis spread on variable rate		0.60%
Bridge Financing Facility | Line of Credit | Merger Agreement with Healthcare Realty Trust Incorporated
Debt Instrument
Line of credit facility, borrowing capacity	$ 1,700,000,000
Commitment fees	$ 5,400,000